Prepaid expenses	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Prepaid expenses	4. Prepaid expenses
	June 30, 2023	December 31, 2022
Exploration and production advances	$1,542,172	$871,527
Prepaid expenses	62,599	83,852
Prepaid taxes	21,578	7,433
	1,626,349	962,812